Annual Total Returns- Vanguard Growth Index Fund (Investor) [BarChart] - Investor - Vanguard Growth Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.71%	16.89%	32.16%	13.47%	3.17%	5.99%	27.65%	(3.46%)	37.08%	40.01%